Property, plant and equipment (Details 1) ₨ in Millions	12 Months Ended
Mar. 31, 2019 INR (₨)
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment loss on items of property,plant and equipment measured under IFRS 5, Non-current assets held for sale and discontinued operations	₨ 94
Reclassification of cumulative amount of foreign exchange gain relating to the foreign operation from FCTR to the income statement	₨ 113